CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 1,168,516	$ 1,161,955
Treasury stock, shares	0	44,511,050
Class A
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	13,750,000,000	13,750,000,000
Ordinary shares, shares issued	3,391,809,191	2,845,646,241
Ordinary shares, shares outstanding	3,391,809,191	2,801,135,191
Class B
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares, shares issued	246,224,465	246,224,465
Ordinary shares, shares outstanding	246,224,465	246,224,465